Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES
Net loss and comprehensive loss	$ (30,474)	$ (24,289)
Items not involving current cash flows:
Depreciation and amortization	563	403
Interest expense on lease liabilities	78	53
Share-based compensation expense	2,134	3,620
Gain on change in fair value of warrants	(4,891)	(3,604)
Accrued interest on Note payable		115
Warrant liability-foreign exchange adjustment		44
Changes in non-cash working capital balances
Receivables	8,280
Prepaid expenses and deposits	709	(223)
Accounts payable and accrued liabilities	2,719	(441)
Deferred revenues	1,206
Cash used in operating activities	(19,676)	(24,322)
FINANCING ACTIVITIES
Exercise of Derivative warrants	2	8,000
January 2021 Equity Offering, net of issuance costs		10,375
February 2021 Equity Offering, net of issuance costs		21,093
Exercise of Equity warrants		1,985
Exercise of stock options		14
Proceeds from issuance of common shares		2,709
Note payable		135
Repayment of lease liabilities	(308)	(180)
Cash (used in) provided by financing activities	(306)	44,131
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(474)	(333)
Purchase of patents	(214)	(268)
Cash used in investing activities	(688)	(601)
(Decrease) increase in cash and cash equivalents	(20,670)	19,208
Cash and cash equivalents, beginning of the period	32,306	25,469
Cash and cash equivalents, end of the period	$ 11,636	$ 44,677